Finance income (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance Income
Gain on the valuation of trading derivative financial instruments	S/ 2,603
Interest on term deposits, note 6(c)	1,111	1,342	2,154
Interests on accounts receivable	745	954	437
Credit value adjust on cross currency swaps		3,307	552
Dividends received		13	26
Other finance income	511	226	71
Total finance income	S/ 4,970	S/ 5,842	S/ 3,240